UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   WestEnd Capital Management LLC

Address:86 Graham St., Suite 100  San Francisco, CA 94129

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chrissy Hardy

Title:  Chief Compliance Officer

Phone:  (415) 856-0426

Signature,Place, and Date of Signing:

 /s/ Chrissy Hardy          New Orleans Louisiana         February 21, 2012
 -------------------       ------------------------  ------------------------



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


   Form 13F File Number   Name

         29-__________     George Bolton

                                   FORM 13F

          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


   No. Form 13F File Number Name

       29-___________   George Bolton

   13F SECURITIES--3Q 2011

     <table>                                                                                             VOTING AUTHORITY
                       TITLE OF  CUSIP       ACTUAL     SHARES/  SH/ PUT/ INVESTMENT OTHER -----------------------------
ISSUER NAME             CLASS    NUMBER   VALUE X 1000 PRINCIPAL PRN CALL DISCRETION MGRS  SOLE (A)  SHARED (B) NONE (C)
-----------            -------- --------- ------------ --------- --- ---- ---------- ----- --------- ---------- --------
BA	BOEING CO	689.98	"11,402.67"	60.51
BIDU	BAIDU INC SPON ADR REP A	136844.80	"1,280,000.00"	106.91
CCT	COMCAST CORP NEW CL A	779.53	"29,855.47"	26.11
CFNL	CARDINAL FINL CORP COM 	116.85	"13,556.00"	8.62
CHK	CHESAPEAKE ENERGY CORP COM	781.83	"30,600.00"	25.55
COP	CONOCOPHILLIPS	639.71	"10,102.88"	63.32
CYOU	CHANGYOU COM LTD ADS REP CL A	5186.50	"205,000.00"	25.3
DIS	DISNEY WALT CO	437.99	"14,522.13"	30.16
DMD	DEMAND MEDIA INC COM USD0.0001	3338.00	"417,250.00"	8
DVN	DEVON ENERGY CORP NEW	683.74	"12,332.98"	55.44
DVR	CAL DIVE INTL INC DEL COM	25.79	"13,500.00"	1.91
EJ	E-HOUSE CHINA HOLDINGS LIMITED ADR EACH REPR 1 ORD USD0.001	1360.65	"235,000.00"	5.79
EMC	E M C CORP MASS COM	125.94	"6,000.00"	20.99
ESRX	EXPRESS SCRIPTS INC COM	148.28	"4,000.00"	37.07
GE	GENERAL ELECTRIC CO COM	140.02	"9,200.00"	15.22
GNPR	GENIUS PRODS INC COM PAR $0.0001	222.97	"222,966.00"	1
HKG:0388	HONG KONG EXCHANGES & CLEARING	14477.40	"126,000.00"	114.9
CHU	CHINA UNICOM (HONG KONG) LTD S	263.16	"12,900.00"	20.4
HKG:1128	WYNN MACAU LIMITED SHS	50436.00	"2,700,000.00"	18.68
HMIN	HOME INNS & HOTEL MANAGEMENT INC SPON ADR EA REP 2 ORD SHS	4267.51	"165,600.00"	25.77
IACI	IAC / INTERACTIVECRP COM PAR $.001	266.96	"6,750.00"	39.55
IO	ION GEOPHYSICAL CORP COM	94.60	"20,000.00"	4.73
IPI	INTREPID POTASH INC COM	1020.91	"41,050.00"	24.87
JASO	JA SOLAR HOLDINGS CO LTD SPON	44.50	"25,000.00"	1.78
JNJ	JOHNSON & JOHNSON COM	462.96	"7,269.00"	63.69
KO	COCA COLA CO COM	168.90	"2,500.00"	67.56
MCOX	MECOX LANE LIMITED SPONSORED A	400.04	"292,000.00"	1.37
MDR	MCDERMOTT INTERNATIONAL INC COM STK USD1	422.84	"39,297.00"	10.76
MMYT	MAKEMYTRIP LTD USD0.0005	6005.76	"272,000.00"	22.08
MOS	MOSAIC CO NEW COM	9578.53	"195,600.00"	48.97
MPEL	MELCO CROWN ENTERTAINMENT LIMITED ADR EACH REPR 3 ORD SHS	5750.52	"692,000.00"	8.31
MRK	MERCK & CO INC NEW COM	169.12	"5,172.00"	32.7
MWW	MONSTER WORLDWIDE INC COM	89.75	"12,500.00"	7.18
MXL	MAXLINEAR INC COM USD0.01 CL A	163.60	"25,325.00"	6.46
OREX	OREXIGEN THERAPEUTICS INC COM	19.90	"10,000.00"	1.99
PBR	PETROLEO BRASILEIRO SA PETROBR	118.99	"5,300.00"	22.45
PERF	PERFUMANIA HLDGS INC COM	8842.66	"621,847.00"	14.22
POT	POTASH CORP OF SASKATCHEWAN COM NPV ISIN #CA73755L1076 SEDOL #2696980	9918.99	"229,500.00"	43.22
RICK	RICKS CABARET INTL INC	475.48	"71,500.00"	6.65
SFUN	SOUFUN HLDGS LTD ADR EACH REPR 1 CL A ORD SHS	8249.87	"810,400.00"	10.18
SGY	STONE ENERGY CORP	3647.25	"225,000.00"	16.21
SVN	SEVENDAYS GROUP HOLDINGS LTD SPON ADR EA REPR 3 ORD SHS	4431.00	"350,000.00"	12.66
VAR	VARIAN MED SYS INC COM	186.73	"3,580.00"	52.16
VRX	VALEANT PHARMACEUTICALS INTL I	224.72	"6,054.00"	37.12
XOM	EXXON MOBIL CORP COM	740.83	"10,200.00"	72.63
YOKU	YOUKU COM INC SPONSORED ADR	4580.80	"280,000.00"	16.36
